Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepayments to suppliers and others	$ 12,236,260	$ 6,815,621
Allowance	(6,423)	(6,423)
Total prepayments and other assets, net	$ 12,229,837	$ 6,809,198